Note 3: Purchase of Oil Properties (Details) (USD $)	3 Months Ended
Jun. 30, 2012
Business Combination, Cost of Acquired Entity, Equity Interests Issued and Issuable, Fair Value Method	Issuance of 21,780,935 common shares at $0.22 per share
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable	$ 4,791,806
Business Acquisition, Cost of Acquired Entity, Other Noncash Consideration	3,000,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs	275,750
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 8,067,556